Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 2.7%
Wireless Telecommunication Services 2.7%
Telephone & Data Systems, Inc.	83,900	1,406,164
Total Communication Services		1,406,164
Consumer Discretionary 8.8%
Auto Components 2.0%
Motorcar Parts of America, Inc.(a)	81,700	1,027,786
Diversified Consumer Services 0.5%
Regis Corp.(a)	41,500	245,265
Hotels, Restaurants & Leisure 3.7%
Penn National Gaming, Inc.(a)	61,578	778,962
Texas Roadhouse, Inc.	26,860	1,109,318
Total		1,888,280
Household Durables 2.0%
Lennar Corp., Class A	13,416	512,491
Taylor Morrison Home Corp., Class A(a)	49,416	543,576
Total		1,056,067
Specialty Retail 0.6%
Aaron’s, Inc.	14,000	318,920
Total Consumer Discretionary		4,536,318
Consumer Staples 3.4%
Food Products 3.4%
Nomad Foods Ltd.(a)	93,600	1,737,216
Total Consumer Staples		1,737,216
Energy 1.4%
Energy Equipment & Services 1.2%
Exterran Corp.(a)	64,500	309,600
Patterson-UTI Energy, Inc.	119,810	281,553
Total		591,153
Oil, Gas & Consumable Fuels 0.2%
Callon Petroleum Co.(a)	197,700	108,320
Total Energy		699,473
Financials 20.1%
Banks 3.0%
Opus Bank	88,267	1,529,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 10.3%
CNO Financial Group, Inc.	60,000	743,400
Hanover Insurance Group, Inc. (The)	15,900	1,440,222
Lincoln National Corp.	37,300	981,736
National General Holdings Corp.	128,000	2,118,400
Total		5,283,758
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Ladder Capital Corp., Class A	66,435	314,902
Thrifts & Mortgage Finance 6.2%
Axos Financial, Inc.(a)	85,979	1,558,799
Radian Group, Inc.	127,363	1,649,351
Total		3,208,150
Total Financials		10,336,477
Health Care 8.1%
Biotechnology 1.6%
Ligand Pharmaceuticals, Inc.(a)	11,500	836,280
Health Care Equipment & Supplies 2.7%
Dentsply Sirona, Inc.	34,900	1,355,167
Health Care Providers & Services 2.3%
Centene Corp.(a)	20,123	1,195,507
Life Sciences Tools & Services 1.5%
Syneos Health, Inc.(a)	20,000	788,400
Total Health Care		4,175,354
Industrials 15.1%
Aerospace & Defense 3.4%
Cubic Corp.	42,400	1,751,544
Airlines 1.3%
Spirit Airlines, Inc.(a)	54,000	696,060
Commercial Services & Supplies 3.5%
Waste Connections, Inc.	23,190	1,797,225
Machinery 3.7%
Kennametal, Inc.	36,000	670,320
Rexnord Corp.	53,667	1,216,631
Total		1,886,951
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 3.2%
Knight-Swift Transportation Holdings, Inc.	50,340	1,651,152
Total Industrials		7,782,932
Information Technology 20.7%
Communications Equipment 6.4%
Extreme Networks, Inc.(a)	263,400	813,906
Viavi Solutions, Inc.(a)	222,200	2,490,862
Total		3,304,768
IT Services 10.1%
CACI International, Inc., Class A(a)	13,387	2,826,665
EPAM Systems, Inc.(a)	12,675	2,353,241
Total		5,179,906
Semiconductors & Semiconductor Equipment 4.2%
Kulicke & Soffa Industries, Inc.	25,000	521,750
MACOM Technology Solutions Holdings, Inc.(a)	86,000	1,627,980
Total		2,149,730
Total Information Technology		10,634,404
Materials 7.4%
Chemicals 2.2%
Minerals Technologies, Inc.	31,700	1,149,442
Construction Materials 2.6%
Summit Materials, Inc., Class A(a)	89,400	1,341,000
Containers & Packaging 1.9%
O-I Glass, Inc.	135,080	960,419
Metals & Mining 0.7%
Warrior Met Coal, Inc.	35,000	371,700
Total Materials		3,822,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITS) 6.2%
First Industrial Realty Trust, Inc.	30,000	996,900
Gaming and Leisure Properties, Inc.	48,700	1,349,477
Physicians Realty Trust	60,000	836,400
Total		3,182,777
Total Real Estate		3,182,777
Utilities 4.4%
Electric Utilities 4.4%
PNM Resources, Inc.	20,000	760,000
Portland General Electric Co.	31,100	1,490,934
Total		2,250,934
Total Utilities		2,250,934
Total Common Stocks (Cost $61,548,113)		50,564,610

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	845,928	845,505
Total Money Market Funds (Cost $845,784)		845,505
Total Investments in Securities (Cost: $62,393,897)		51,410,115
Other Assets & Liabilities, Net		25,240
Net Assets		51,435,355

2	Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	1,077,891	3,481,066	(3,713,029)	845,928	292	(279)	3,051	845,505
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2020	3